Borrowings and debentures_Details of borrowings (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Total	₩ 18,998,920		₩ 16,202,986	$ 16,442,164
Present value discount [Member]
Disclosure of detailed information about borrowings [Line Items]
Present Value Discount	(299)		(84)
Borrowings in local currency
Disclosure of detailed information about borrowings [Line Items]
Notional Amount	9,685,725		7,823,069
Borrowings from The BOK | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount	₩ 1,770,726		₩ 1,335,459
Lenders	The BOK		The BOK
Borrowings from The BOK | Total | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.50%		0.50%	0.50%
Borrowings from The BOK | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.80%		0.80%	0.80%
Small Enterprise And Market Service and others | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount	₩ 1,844,798		₩ 1,771,379
Lenders	Small Enterprise And Market Service and others		Small Enterprise And Market Service and others
Small Enterprise And Market Service and others | Total | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.00%		0.00%	0.00%
Small Enterprise And Market Service and others | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	2.80%		3.50%	2.80%
The Korea Development Bank and others | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount	₩ 6,070,201		₩ 4,716,231
Lenders	The Korea Development Bank and others		The Korea Development Bank and others
The Korea Development Bank and others | Total | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.00%		0.00%	0.00%
The Korea Development Bank and others | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	5.00%		4.00%	5.00%
Borrowings in foreign currency
Disclosure of detailed information about borrowings [Line Items]
Notional Amount	₩ 8,601,606	[1]	₩ 7,342,400
The Export-Import Bank of Korea and others | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount	₩ 8,566,872	[1]	₩ 7,308,857
Lenders	The Export-Import Bank of Korea and others		The Export-Import Bank of Korea and others
The Export-Import Bank of Korea and others | Total | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	(0.30%)		0.00%	(0.30%)
The Export-Import Bank of Korea and others | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	8.30%		7.50%	8.30%
JP Morgan Chase Bank | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount	₩ 34,734	[1]	₩ 33,543
Lenders	HSBC, HKG		JPMORGAN CHASE BANK
JP Morgan Chase Bank | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	3.00%		2.90%	3.00%
Bills sold | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount	₩ 9,367		₩ 19,336
Lenders	Others		Others
Bills sold | Total | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	0.00%		0.00%	0.00%
Bills sold | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	1.60%		1.80%	1.60%
Call money | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount	₩ 133,519		₩ 975,358
Lenders	Bank and others		Bank and others
Call money | Total | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	(0.30%)		0.00%	(0.30%)
Call money | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	3.50%		7.30%	3.50%
Bonds sold under repurchase agreements | Total
Disclosure of detailed information about borrowings [Line Items]
Notional Amount	₩ 569,002		₩ 42,907
Lenders	Other financial institutions		Other financial institutions
Bonds sold under repurchase agreements | Total | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	1.40%		0.80%	1.40%
Bonds sold under repurchase agreements | Total | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate	12.70%		12.70%	12.70%

[1]	Included borrowing in foreign currencies under cash flow hedge amounting to 34,443 million Won as of December 31, 2019.